Income Taxes - Additional information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Provision for income taxes	$ 134,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000
Statutory federal income tax rate			34.00%
Unrecognized Tax Benefits			0
Unrecognized penalties and interest expense			0	0	0
Federal
Income Taxes [Line Items]
Net operating loss carryforwards			56,600,000
Operating loss carryforwards, expiration			Beginning in 2022 through 2032
State
Income Taxes [Line Items]
Net operating loss carryforwards			$ 54,200,000
Operating loss carryforwards, expiration			Begin to expire in 2013 through 2032